God Bless America ETF
Schedule of Investments
November 30, 2025 (Unaudited)
COMMON STOCKS - 99.6%	Shares	Value
Banking - 3.8%
Regions Financial Corp.	149,330	$3,800,449

Consumer Discretionary Products - 7.9%
D.R. Horton, Inc.	6,026	958,194
Tesla, Inc.(a)	16,104	6,927,458
		7,885,652

Consumer Staple Products - 4.1%
Colgate-Palmolive Co.	13,163	1,058,173
General Mills, Inc.	20,554	973,232
Mondelez International, Inc. - Class A	16,684	960,498
Tyson Foods, Inc. - Class A	18,957	1,100,454
		4,092,357

Financial Services - 7.3%
Charles Schwab Corp.	50,331	4,667,194
MARA Holdings, Inc.(a)	219,718	2,594,869
		7,262,063

Health Care - 11.4%
Amgen, Inc.	10,482	3,621,112
Danaher Corp.	11,041	2,503,878
HCA Healthcare, Inc.	10,233	5,201,331
		11,326,321

Industrial Products - 5.2%
Boeing Co.(a)	23,291	4,401,999
Veralto Corp.	7,296	738,501
		5,140,500

Industrial Services - 6.8%
Cintas Corp.	7,646	1,422,309
CSX Corp.	43,901	1,552,339
Paychex, Inc.	8,390	937,079
Waste Management, Inc.	13,104	2,854,969
		6,766,696

Materials - 5.4%
Martin Marietta Materials, Inc.	1,652	1,029,592
Newmont Corp.	21,172	1,920,936
Nucor Corp.	5,624	896,972

Sherwin-Williams Co.	4,535	$1,558,634
		5,406,134

Media - 8.0%
Charter Communications, Inc. - Class A(a)	15,100	3,021,812
Electronic Arts, Inc.	24,652	4,980,444
		8,002,256

Oil & Gas - 3.3%
EOG Resources, Inc.	11,645	1,255,913
Occidental Petroleum Corp.	29,317	1,231,314
SLB NV	22,687	822,177
		3,309,404

Real Estate - 1.9%
Prologis, Inc. - REIT	8,971	1,153,043
Public Storage - REIT	2,682	736,316
		1,889,359

Retail & Wholesale - Discretionary - 4.4%
Copart, Inc.(a)	58,077	2,263,842
Tractor Supply Co.	39,531	2,165,508
		4,429,350

Retail & Wholesale - Staples - 5.5%
Costco Wholesale Corp.	4,786	4,372,442
Dollar General Corp.	10,214	1,118,331
		5,490,773

Software & Tech Services - 6.7%
Palantir Technologies, Inc. - Class A(a)	30,232	5,092,580
Strategy, Inc. - Class A(a)	8,959	1,587,356
		6,679,936

Tech Hardware & Semiconductors - 14.6%
Broadcom, Inc.	19,526	7,868,197
NVIDIA Corp.	37,966	6,719,982
		14,588,179

Utilities - 3.3%
Dominion Energy, Inc.	16,896	1,060,562
NextEra Energy, Inc.	13,285	1,146,362
Xcel Energy, Inc.	12,962	1,064,310
		3,271,234

TOTAL COMMON STOCKS (Cost $77,227,489)		99,340,663

SHORT-TERM INVESTMENTS - 0.4%	Shares	Value
Money Market Funds - 0.4%
First American Government Obligations Fund - Class X, 3.92%(b)	420,664	$420,664

TOTAL SHORT-TERM INVESTMENTS (Cost $420,664)		420,664

TOTAL INVESTMENTS - 100.0% (Cost $77,648,460)		$99,761,634
Other Assets in Excess of Liabilities - 0.0%(c)		8,090
TOTAL NET ASSETS - 100.0%		$99,769,724

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of November 30, 2025.
(c)	Does not round to 0.1% or (0.1)%, as applicable.